STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income
Interest income	$ 228,001	$ 115,386
Miscellaneous	710,126	351,362
Revenues	938,127	466,748
Gain on sale of operating limited partnerships	3,799,238	12,575,304
Expenses and loss
Fund management fee	1,548,223	1,994,955
General and administrative expenses	622,699	626,460
Professional fees	491,555	633,441
Operating expenses	2,662,477	3,254,856
NET INCOME (LOSS)	2,074,888	9,787,196
Net income (loss) allocated to general partner	20,751	97,872
Net income (loss) allocated to limited partners	$ 2,054,137	$ 9,689,324
Net income (loss) per BAC	$ 0.02	$ 0.12
Series Twenty [Member]
Income
Interest income	$ 1,340	$ 611
Miscellaneous	0	4,281
Revenues	1,340	4,892
Gain on sale of operating limited partnerships	197,337	42,000
Expenses and loss
Fund management fee	7,369	17,204
General and administrative expenses	47,828	21,644
Professional fees	14,501	14,938
Operating expenses	69,698	53,786
NET INCOME (LOSS)	128,979	(6,894)
Net income (loss) allocated to general partner	1,290	(69)
Net income (loss) allocated to limited partners	$ 127,689	$ (6,825)
Net income (loss) per BAC	$ 0.03	$ 0
Series Twenty One [Member]
Income
Interest income	$ 0	$ 137
Miscellaneous	0	859
Revenues	0	996
Gain on sale of operating limited partnerships	0	67,000
Expenses and loss
Fund management fee	0	5,603
General and administrative expenses	0	40,874
Professional fees	0	12,275
Operating expenses	0	58,752
NET INCOME (LOSS)	0	9,244
Net income (loss) allocated to general partner	0	92
Net income (loss) allocated to limited partners	$ 0	$ 9,152
Net income (loss) per BAC	$ 0	$ 0
Series Twenty Two [Member]
Income
Interest income	$ 1,579	$ 623
Miscellaneous	0	0
Revenues	1,579	623
Gain on sale of operating limited partnerships	38,000	0
Expenses and loss
Fund management fee	18,778	28,112
General and administrative expenses	45,494	18,448
Professional fees	13,451	13,475
Operating expenses	77,723	60,035
NET INCOME (LOSS)	(38,144)	(59,412)
Net income (loss) allocated to general partner	(381)	(594)
Net income (loss) allocated to limited partners	$ (37,763)	$ (58,818)
Net income (loss) per BAC	$ (0.01)	$ (0.02)
Series Twenty Three [Member]
Income
Interest income	$ 2,045	$ 3,914
Miscellaneous	3,955	7,909
Revenues	6,000	11,823
Gain on sale of operating limited partnerships	43,500	989,962
Expenses and loss
Fund management fee	13,062	20,474
General and administrative expenses	48,108	20,819
Professional fees	15,332	17,236
Operating expenses	76,502	58,529
NET INCOME (LOSS)	(27,002)	943,256
Net income (loss) allocated to general partner	(270)	9,433
Net income (loss) allocated to limited partners	$ (26,732)	$ 933,823
Net income (loss) per BAC	$ (0.01)	$ 0.28
Series Twenty Four [Member]
Income
Interest income	$ 2,601	$ 743
Miscellaneous	582	3,948
Revenues	3,183	4,691
Gain on sale of operating limited partnerships	23,678	95,000
Expenses and loss
Fund management fee	39,414	45,683
General and administrative expenses	18,012	17,684
Professional fees	15,929	14,993
Operating expenses	73,355	78,360
NET INCOME (LOSS)	(46,494)	21,331
Net income (loss) allocated to general partner	(465)	213
Net income (loss) allocated to limited partners	$ (46,029)	$ 21,118
Net income (loss) per BAC	$ (0.02)	$ 0.01
Series Twenty Five [Member]
Income
Interest income	$ 0	$ 143
Miscellaneous	0	10,178
Revenues	0	10,321
Gain on sale of operating limited partnerships	0	97,399
Expenses and loss
Fund management fee	0	9,682
General and administrative expenses	0	49,639
Professional fees	0	13,993
Operating expenses	0	73,314
NET INCOME (LOSS)	0	34,406
Net income (loss) allocated to general partner	0	344
Net income (loss) allocated to limited partners	$ 0	$ 34,062
Net income (loss) per BAC	$ 0	$ 0.01
Series Twenty Six [Member]
Income
Interest income	$ 4,338	$ 1,464
Miscellaneous	420	526
Revenues	4,758	1,990
Gain on sale of operating limited partnerships	10,500	80,000
Expenses and loss
Fund management fee	56,423	72,467
General and administrative expenses	23,367	23,134
Professional fees	23,287	21,810
Operating expenses	103,077	117,411
NET INCOME (LOSS)	(87,819)	(35,421)
Net income (loss) allocated to general partner	(878)	(354)
Net income (loss) allocated to limited partners	$ (86,941)	$ (35,067)
Net income (loss) per BAC	$ (0.02)	$ (0.01)
Series Twenty Seven [Member]
Income
Interest income	$ 64,068	$ 28,709
Miscellaneous	6,666	32,473
Revenues	70,734	61,182
Gain on sale of operating limited partnerships	0	3,291,567
Expenses and loss
Fund management fee	18,160	30,313
General and administrative expenses	18,079	17,529
Professional fees	23,231	79,774
Operating expenses	59,470	127,616
NET INCOME (LOSS)	11,264	3,225,133
Net income (loss) allocated to general partner	113	32,251
Net income (loss) allocated to limited partners	$ 11,151	$ 3,192,882
Net income (loss) per BAC	$ 0	$ 1.31
Series Twenty Eight [Member]
Income
Interest income	$ 4,539	$ 1,605
Miscellaneous	446	446
Revenues	4,985	2,051
Gain on sale of operating limited partnerships	8,500	0
Expenses and loss
Fund management fee	28,732	33,376
General and administrative expenses	21,607	21,296
Professional fees	15,105	17,298
Operating expenses	65,444	71,970
NET INCOME (LOSS)	(51,959)	(69,919)
Net income (loss) allocated to general partner	(520)	(699)
Net income (loss) allocated to limited partners	$ (51,439)	$ (69,220)
Net income (loss) per BAC	$ (0.01)	$ (0.02)
Series Twenty Nine [Member]
Income
Interest income	$ 4,386	$ 1,017
Miscellaneous	0	0
Revenues	4,386	1,017
Gain on sale of operating limited partnerships	123,094	303,958
Expenses and loss
Fund management fee	29,675	60,982
General and administrative expenses	22,529	22,264
Professional fees	17,920	17,982
Operating expenses	70,124	101,228
NET INCOME (LOSS)	57,356	203,747
Net income (loss) allocated to general partner	574	2,037
Net income (loss) allocated to limited partners	$ 56,782	$ 201,710
Net income (loss) per BAC	$ 0.01	$ 0.05
Series Thirty [Member]
Income
Interest income	$ 2,269	$ 1,218
Miscellaneous	2,049	1,243
Revenues	4,318	2,461
Gain on sale of operating limited partnerships	195,182	276,484
Expenses and loss
Fund management fee	18,242	3,527
General and administrative expenses	47,855	17,740
Professional fees	18,592	16,889
Operating expenses	84,689	38,156
NET INCOME (LOSS)	114,811	240,789
Net income (loss) allocated to general partner	1,148	2,408
Net income (loss) allocated to limited partners	$ 113,663	$ 238,381
Net income (loss) per BAC	$ 0.04	$ 0.09
Series Thirty One [Member]
Income
Interest income	$ 20,487	$ 7,323
Miscellaneous	476	1,116
Revenues	20,963	8,439
Gain on sale of operating limited partnerships	105,794	45,000
Expenses and loss
Fund management fee	56,654	80,082
General and administrative expenses	22,190	21,870
Professional fees	24,729	27,455
Operating expenses	103,573	129,407
NET INCOME (LOSS)	23,184	(75,968)
Net income (loss) allocated to general partner	232	(760)
Net income (loss) allocated to limited partners	$ 22,952	$ (75,208)
Net income (loss) per BAC	$ 0.01	$ (0.02)
Series Thirty Two [Member]
Income
Interest income	$ 1,950	$ 3,929
Miscellaneous	0	21,375
Revenues	1,950	25,304
Gain on sale of operating limited partnerships	539,088	1,677,252
Expenses and loss
Fund management fee	79,969	79,708
General and administrative expenses	22,901	26,372
Professional fees	23,228	20,369
Operating expenses	126,098	126,449
NET INCOME (LOSS)	414,940	1,576,107
Net income (loss) allocated to general partner	4,149	15,761
Net income (loss) allocated to limited partners	$ 410,791	$ 1,560,346
Net income (loss) per BAC	$ 0.09	$ 0.33
Series Thirty Three [Member]
Income
Interest income	$ 3,764	$ 963
Miscellaneous	2,536	5,329
Revenues	6,300	6,292
Gain on sale of operating limited partnerships	0	177,044
Expenses and loss
Fund management fee	34,602	30,737
General and administrative expenses	17,615	16,996
Professional fees	15,836	14,308
Operating expenses	68,053	62,041
NET INCOME (LOSS)	(61,753)	121,295
Net income (loss) allocated to general partner	(618)	1,213
Net income (loss) allocated to limited partners	$ (61,135)	$ 120,082
Net income (loss) per BAC	$ (0.02)	$ 0.05
Series Thirty Four [Member]
Income
Interest income	$ 2,877	$ 1,908
Miscellaneous	8,542	5,526
Revenues	11,419	7,434
Gain on sale of operating limited partnerships	0	0
Expenses and loss
Fund management fee	43,262	43,262
General and administrative expenses	19,976	19,236
Professional fees	14,195	17,948
Operating expenses	77,433	80,446
NET INCOME (LOSS)	(66,014)	(73,012)
Net income (loss) allocated to general partner	(660)	(730)
Net income (loss) allocated to limited partners	$ (65,354)	$ (72,282)
Net income (loss) per BAC	$ (0.02)	$ (0.02)
Series Thirty Five [Member]
Income
Interest income	$ 35,588	$ 14,836
Miscellaneous	0	2,818
Revenues	35,588	17,654
Gain on sale of operating limited partnerships	0	2,653,528
Expenses and loss
Fund management fee	29,412	47,409
General and administrative expenses	19,453	18,963
Professional fees	19,255	17,289
Operating expenses	68,120	83,661
NET INCOME (LOSS)	(32,532)	2,587,521
Net income (loss) allocated to general partner	(325)	25,875
Net income (loss) allocated to limited partners	$ (32,207)	$ 2,561,646
Net income (loss) per BAC	$ (0.01)	$ 0.78
Series Thirty Six [Member]
Income
Interest income	$ 22,941	$ 8,490
Miscellaneous	338,195	3,968
Revenues	361,136	12,458
Gain on sale of operating limited partnerships	253,104	0
Expenses and loss
Fund management fee	16,050	28,594
General and administrative expenses	16,373	15,908
Professional fees	40,214	28,718
Operating expenses	72,637	73,220
NET INCOME (LOSS)	541,603	(60,762)
Net income (loss) allocated to general partner	5,416	(608)
Net income (loss) allocated to limited partners	$ 536,187	$ (60,154)
Net income (loss) per BAC	$ 0.26	$ (0.03)
Series Thirty Seven [Member]
Income
Interest income	$ 1,784	$ 5,243
Miscellaneous	21,485	16,657
Revenues	23,269	21,900
Gain on sale of operating limited partnerships	1,062,375	140,415
Expenses and loss
Fund management fee	5,562	38,125
General and administrative expenses	50,977	16,053
Professional fees	13,306	17,285
Operating expenses	69,845	71,463
NET INCOME (LOSS)	1,015,799	90,852
Net income (loss) allocated to general partner	10,158	909
Net income (loss) allocated to limited partners	$ 1,005,641	$ 89,943
Net income (loss) per BAC	$ 0.40	$ 0.04
Series Thirty Eight [Member]
Income
Interest income	$ 6,775	$ 9,561
Miscellaneous	99,785	42,616
Revenues	106,560	52,177
Gain on sale of operating limited partnerships	7,000	0
Expenses and loss
Fund management fee	55,977	62,236
General and administrative expenses	17,423	16,974
Professional fees	14,965	19,392
Operating expenses	88,365	98,602
NET INCOME (LOSS)	25,195	(46,425)
Net income (loss) allocated to general partner	252	(464)
Net income (loss) allocated to limited partners	$ 24,943	$ (45,961)
Net income (loss) per BAC	$ 0.01	$ (0.02)
Series Thirty Nine [Member]
Income
Interest income	$ 0	$ 870
Miscellaneous	0	386
Revenues	0	1,256
Gain on sale of operating limited partnerships	0	17,779
Expenses and loss
Fund management fee	0	5,130
General and administrative expenses	0	42,679
Professional fees	0	19,295
Operating expenses	0	67,104
NET INCOME (LOSS)	0	(48,069)
Net income (loss) allocated to general partner	0	(481)
Net income (loss) allocated to limited partners	$ 0	$ (47,588)
Net income (loss) per BAC	$ 0	$ (0.02)
Series Forty [Member]
Income
Interest income	$ 3,080	$ 1,393
Miscellaneous	1,750	5,922
Revenues	4,830	7,315
Gain on sale of operating limited partnerships	62,144	588,952
Expenses and loss
Fund management fee	88,588	100,188
General and administrative expenses	18,220	17,352
Professional fees	18,807	24,715
Operating expenses	125,615	142,255
NET INCOME (LOSS)	(58,641)	454,012
Net income (loss) allocated to general partner	(586)	4,540
Net income (loss) allocated to limited partners	$ (58,055)	$ 449,472
Net income (loss) per BAC	$ (0.02)	$ 0.17
Series Forty One [Member]
Income
Interest income	$ 4,288	$ 2,248
Miscellaneous	37,141	13,908
Revenues	41,429	16,156
Gain on sale of operating limited partnerships	14,000	1,026,859
Expenses and loss
Fund management fee	124,099	184,017
General and administrative expenses	19,904	20,998
Professional fees	26,367	23,719
Operating expenses	170,370	228,734
NET INCOME (LOSS)	(114,941)	814,281
Net income (loss) allocated to general partner	(1,149)	8,143
Net income (loss) allocated to limited partners	$ (113,792)	$ 806,138
Net income (loss) per BAC	$ (0.04)	$ 0.28
Series Forty Two [Member]
Income
Interest income	$ 16,579	$ 7,705
Miscellaneous	20,889	15,960
Revenues	37,468	23,665
Gain on sale of operating limited partnerships	54,322	427,305
Expenses and loss
Fund management fee	75,480	135,503
General and administrative expenses	18,843	18,799
Professional fees	24,001	31,493
Operating expenses	118,324	185,795
NET INCOME (LOSS)	(26,534)	265,175
Net income (loss) allocated to general partner	(265)	2,652
Net income (loss) allocated to limited partners	$ (26,269)	$ 262,523
Net income (loss) per BAC	$ (0.01)	$ 0.10
Series Forty Three [Member]
Income
Interest income	$ 6,307	$ 6,220
Miscellaneous	56,489	46,345
Revenues	62,796	52,565
Gain on sale of operating limited partnerships	428,020	566,806
Expenses and loss
Fund management fee	109,543	194,502
General and administrative expenses	21,913	40,459
Professional fees	25,770	34,812
Operating expenses	157,226	269,773
NET INCOME (LOSS)	333,590	349,598
Net income (loss) allocated to general partner	3,336	3,496
Net income (loss) allocated to limited partners	$ 330,254	$ 346,102
Net income (loss) per BAC	$ 0.09	$ 0.10
Series Forty Four [Member]
Income
Interest income	$ 680	$ 158
Miscellaneous	14,613	18,760
Revenues	15,293	18,918
Gain on sale of operating limited partnerships	0	0
Expenses and loss
Fund management fee	197,934	203,181
General and administrative expenses	18,558	18,000
Professional fees	16,485	25,541
Operating expenses	232,977	246,722
NET INCOME (LOSS)	(217,684)	(227,804)
Net income (loss) allocated to general partner	(2,177)	(2,278)
Net income (loss) allocated to limited partners	$ (215,507)	$ (225,526)
Net income (loss) per BAC	$ (0.08)	$ (0.08)
Series Forty Five [Member]
Income
Interest income	$ 9,487	$ 2,590
Miscellaneous	46,667	47,297
Revenues	56,154	49,887
Gain on sale of operating limited partnerships	633,600	0
Expenses and loss
Fund management fee	216,587	252,328
General and administrative expenses	24,933	24,850
Professional fees	36,130	48,825
Operating expenses	277,650	326,003
NET INCOME (LOSS)	412,104	(276,116)
Net income (loss) allocated to general partner	4,121	(2,761)
Net income (loss) allocated to limited partners	$ 407,983	$ (273,355)
Net income (loss) per BAC	$ 0.10	$ (0.07)
Series Forty Six [Member]
Income
Interest income	$ 4,249	$ 1,765
Miscellaneous	47,440	41,516
Revenues	51,689	43,281
Gain on sale of operating limited partnerships	0	10,994
Expenses and loss
Fund management fee	184,649	182,530
General and administrative expenses	20,541	19,880
Professional fees	20,919	21,614
Operating expenses	226,109	224,024
NET INCOME (LOSS)	(174,420)	(169,749)
Net income (loss) allocated to general partner	(1,744)	(1,697)
Net income (loss) allocated to limited partners	$ (172,676)	$ (168,052)
Net income (loss) per BAC	$ (0.06)	$ (0.06)